1. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Indefinite lived trade name	$ 69,300		$ 69,300		$ 69,300	$ 0
Advertising and marketing expense					$ 402,402	$ 232,904
Risk free interest rate			0.97%	1.15%	0.97%	0.70%
Dividend yield			0.00%		0.00%
Expected life			2 years		1 year
Volatility rate			100.00%		1.00%
Weighted average number of shares outstanding	34,973,013	31,990,466	35,383,552	32,913,403	31,626,189	24,769,739
Antidilutive shares excluded from computation of EPS			2,340,171	2,200,346	2,200,346	1,500,996
Prospect List [Member]
Finite lived intangible assets	$ 53,800		$ 53,800
Accumulated amortization	53,800		53,800		$ 53,800
Noncompete Agreements [Member]
Finite lived intangible assets	26,300		26,300
Accumulated amortization	9,205		9,205		5,260
Customer Relationships [Member]
Accumulated amortization	19,643		19,643		11,225
Proprietary Content [Member]
Finite lived intangible assets	525,100		525,100
Accumulated amortization	$ 114,866		$ 114,866		65,637
Tax Coach Software [Member] | Prospect List [Member]
Finite lived intangible assets					53,800
Amortization expense					53,800
Accumulated amortization					53,800
Tax Coach Software [Member] | Noncompete Agreements [Member]
Finite lived intangible assets					26,300
Amortization expense					5,260
Accumulated amortization					5,260
Tax Coach Software [Member] | Customer Relationships [Member]
Finite lived intangible assets					44,900
Amortization expense					11,225
Accumulated amortization					11,225
Tax Coach Software [Member] | Proprietary Content [Member]
Finite lived intangible assets					525,100
Amortization expense					65,638
Accumulated amortization					65,638
Tax Coach Software [Member] | Trade Names [Member]
Indefinite lived trade name					$ 69,300